Employee benefit expenses and other operating income and expenses	12 Months Ended
Dec. 31, 2021
Employee benefit expenses and other operating income and expenses [Abstract]
Employee benefit expenses and other operating income and expenses
Note 20.- Employee benefit expenses and other operating income and expenses

Employee benefit expenses

The table below shows employee benefit expenses and number of employees for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
	2021	2020	2019

Employee benefit expenses	78,758	54,464	32,246
Average monthly number of employees	655	441	306

The increase in employee benefit expenses in 2021 compared to 2020 is primarily due to the acquisition of Rioglass and Coso made effective in January 2021 and April 2021, respectively. The increase in 2020 compared to 2019 was primarily due to the internalization of operation and maintenance services in the U.S. solar assets of the Company, following the acquisition of ASI Operations in July 2019.

Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2021, 2020 and 2019:

	For the year ended December 31,
Other operating income	2021	2020	2019

Grants	60,746	59,010	59,142
Insurance proceeds and other	13,925	40,515	34,632
Total	74,670	99,525	93,774

	For the year ended December 31,
Other operating expenses	2021	2020	2019
Raw materials and consumables used	(70,690)	(7,792)	(9,719)
Leases and fees	(9,332)	(2,531)	(1,850)
Operation and maintenance	(154,007)	(110,873)	(116,018)
Independent professional services	(39,177)	(40,193)	(41,579)
Supplies	(40,790)	(27,926)	(25,823)
Insurance	(45,429)	(37,638)	(23,971)
Levies and duties	(29,949)	(39,820)	(34,844)
Other expenses	(24,957)	(9,891)	(7,971)
Total	(414,330)	(276,666)	(261,776)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (Note 16).

The increase in other operating expenses in 2021 is primarily due to the business combinations made effective in 2021 (Note 5).